Segment reporting and information on geographical areas - Summary of Operating Segments (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue		€ 5,390,000	[1]	€ 4,422,000	€ 2,355,000	[1]
Operating income/(loss)		(79,163,000)		(73,790,000)	(42,364,000)
Financial income	[2]	911,000		0	0
Financial costs	[3]	(16,035,000)		(2,545,000)	(2,148,000)
Net foreign exchange gain/(loss)		562,000		2,574,000	826,000
Financial result	[4]	(14,562,000)		29,000	(1,322,000)
Share of profit of equity-accounted investees, net of tax		(355,000)		(45,000)	0
Profit/(loss) before tax		(94,080,000)		(73,806,000)	(43,686,000)
Income tax expense		552,000		24,000	(1,791,000)
Consolidated net profit/(loss)		(93,528,000)		(73,782,000)	(45,477,000)
Air
Disclosure of operating segments [line items]
Revenue		0		1,384,000	0
Operating income/(loss)		(16,672,000)		(20,929,000)	(10,793,000)
Space
Disclosure of operating segments [line items]
Revenue		5,390,000		3,038,000	2,355,000
Operating income/(loss)		(53,984,000)		(46,773,000)	(30,082,000)
Not allocated
Disclosure of operating segments [line items]
Revenue		0		0	0
Operating income/(loss)		(8,507,000)		(6,088,000)	(1,489,000)
Group
Disclosure of operating segments [line items]
Revenue		5,390,000		4,422,000	2,355,000
Operating income/(loss)		(79,163,000)		(73,790,000)	(42,364,000)
Financial income		911,000
Financial costs		(16,035,000)
Interest and similar expenses				(2,545,000)
Interest and similar income					(2,148,000)
Net foreign exchange gain/(loss)		562,000		2,574,000	826,000
Financial result		(14,562,000)		29,000	(1,322,000)
Share of profit of equity-accounted investees, net of tax		(355,000)		(45,000)
Profit/(loss) before tax		(94,080,000)		(73,806,000)	(43,686,000)
Income tax expense		(552,000)		(24,000)	1,791,000
Consolidated net profit/(loss)		€ (93,528,000)		€ (73,782,000)	€ (45,477,000)

[1]	No revenue in the AIR segment was recognized during the year ended December 31, 2023, and 2021.
[2]	(1) Referred to as “Interest and similar income" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[3]	(2) Referred to as “Interest and similar expenses" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[4]	(3) Referred to as “Net finance income/(costs)" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.